Income Taxes - Reconciliation of Income Tax Expense Using Statutory Federal Income Tax Rate Compared with Actual Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective income tax reconciliation
Tax at Statutory U.S. Rate of 34%										$ (38,001)	$ (59,586)	$ (46,456)
Increase resulting from:
Acquisition transaction costs										1,756	0	0
Meals and entertainment										173	197	169
Nondeductible lobbying expenses										80	46	38
Disallowed compensation										0	680	0
Goodwill impairment										0	0	6,356
Equity award expense										0	0	55
Other disallowed expenses										4	36	1
Net permanent differences										2,013	959	6,619
Valuation allowance										132,050	63,721	47,001
Benefit from change in prior tax position										(93,039)	0	0
State income taxes (benefit)										(3,740)	(6,550)	(6,861)
Return to provision										155	32	(106)
Income tax (benefit) provision	$ 9	$ (600)	$ 0	$ 0	$ 9	$ (1,300)	$ 0	$ 0	$ (100)	$ (562)	$ (1,424)	$ 197